SCHEDULE OF CRYPOCURRENCY MINING WITHIN DISCONTINUED OPERTAIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue - Cryptocurrency mining	[1]	$ 30,816,535	$ 36,672,512	$ 38,635,635
Cost - Cryptocurrency mining		27,447,829	28,902,062	29,783,354
Impairment on property, equipment and software			(49,963)	(96,131)
Subsidy income		32,634	58,540	292,797
Interest expense		(978,900)	(460,544)	(580,630)
(Loss) from discontinued operations before income taxes				(465,791)
Income tax expense		(43,087)	(14,143)	(7,980)
NET LOSS		(10,061,723)	(1,819,387)	(697,941)
Discontinued Operations [Member]
Administrative expenses				(94,284)
Impairment on property, equipment and software
Operating (loss) from discontinued operations				(393,820)
Subsidy income
Other (loss)				(71,984)
Interest income				13
Interest expense
(Loss) from discontinued operations before income taxes				(465,791)
Income tax expense
NET LOSS				(465,791)
Net cash provided by operating activities				106,207
Net cash provided by investing activities
Discontinued Operations [Member] | Cryptocurrency Mining [Member]
Revenue - Cryptocurrency mining
Cost - Cryptocurrency mining				488,104
Impairment losses on cryptocurrencies
(Gain) on sales of cryptocurrencies

[1]	Revenues by operating segments exclude intercompany transactions.